United States

Securities and Exchange Commission

Washington, D.C. 20549

Amended

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant’s Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 9/30/10

Date of Reporting Period: Quarter ended 12/31/09

Item 1.	Schedule of Investments

Federated Prudent Bear Fund

Portfolio of Investments

December 31, 2009 (unaudited)

Shares, Principal Amount or Units Held			Value
		COMMON STOCKS – 7.3%
		Energy – 0.1%
195,000	[1]	Bankers Petroleum Ltd.	1,159,727
1,000,000	[1]	Powertech Uranium Corp., Class A	382,464
		TOTAL	1,542,191
		Materials – 7.2%
3,500,000	[1]	Abacus Mining & Exploration Corp.	635,847
77,400		Agnico Eagle Mines Ltd.	4,179,600
1,282,000	[1]	Antares Minerals, Inc.	1,814,180
564,715	[1]	Aquiline Resources, Inc.	3,610,054
1,140,000	[1,2,3,4]	Ascot Resources Ltd.	392,408
360,000	[1,2,3,4]	Ascot Resources Ltd.	123,918
3,000,000	[1]	Benton Resources Corp.	2,122,675
1,350,000	[1]	Brett Resources, Inc.	2,297,653
1,000,000	[1]	Callinan Mines Ltd.	1,319,501
400,000	[1]	Cardero Resource Corp.	554,573
2,975,000	[1]	Centamin Egypt Ltd.	5,916,719
137,300		Cia de Minas Buenaventura SA, Class B, ADR	4,595,431
1,000,000	[1]	Duran Ventures, Inc.	133,862
1,399,998	[1]	East Asia Minerals Corp.	6,211,207
150,000	[1,2,3]	East Asia Minerals Corp.	665,487
950,000	[1,2,3]	Evolving Gold Corp.	1,008,271
1,900,000	[1]	Fortuna Silver Mines, Inc.	3,815,079
530,000	[1,2,3]	Fortuna Silver Mines, Inc.	1,064,206
112,100		Goldcorp, Inc., Class A	4,410,014
175,000	[1]	Golden Predator Royalty & Development Corp.	127,169
120,925	[1]	Imperial Metals Corp.	1,567,857
200,000	[1]	International Tower Hill Mines Ltd.	1,434,240
350,000	[1,2,3]	International Tower Hill Mines Ltd.	2,509,920
538,000	[1]	Kirkland Lake Gold, Inc.	4,609,150
825,000	[1,2,3,4]	Kootenay Gold, Inc.	749,391
412,000	[1,4]	Kootenay Gold, Inc.	374,241
500,000	[1,2,3,4]	Kootenay Gold, Inc.	454,176
1,441,500	[1]	Lake Shore Gold Corp.	5,692,397
1,500,000	[1,4]	MacArthur Minerals Ltd.	1,290,816
1,700,000	[1]	Magma Metals Ltd.	1,115,594
1,000,000	[1]	Mansfield Minerals, Inc.	1,271,693
350,000	[1]	Medusa Mining Ltd.	1,160,739
72,600		Newmont Mining Corp.	3,434,706
735,000	[1]	Osisko Exploration Ltd.	5,945,499
2,000,000	[1]	Palladon Ventures Ltd.	133,862
38,984	[1]	Pan American Silver Corp.	932,992
69,100	[1]	Randgold Resources Ltd., ADR	5,467,192
361,400	[1]	Red Back Mining, Inc.	5,183,344
1,500,000	[1]	Rockgate Capital Corp.	946,598
63,500		Royal Gold, Inc.	2,990,850

Shares, Principal Amount or Units Held			Value
1,345,000	[1]	San Gold Corp.	4,694,029
350,002	[1]	Silver Wheaton Corp.	5,314,380
800,000	[1]	Trevali Resources Corp.	772,577
300,000	[1]	Underworld Resources, Inc.	524,932
477,000		Yamana Gold, Inc.	5,428,260
		TOTAL	108,997,289
		TOTAL COMMON STOCKS (IDENTIFIED COST $89,972,991)	110,539,480
		WARRANTS – 0.0%
		Industrials – 0.0%
105,990	[1]	Aura Systems, Inc., Warrants	5,035
		Materials – 0.0%
570,000		Ascot Resources Ltd., Warrants	0
43,500	[1]	Chesapeake Gold Corp., Warrants	97,997
1,050,000	[1]	EMC Metals Corp., Warrants	111,384
475,000	[1]	Evolving Gold Corp., Warrants	37,247
262,500	[1]	Golden Predator Royalty & Development Corp., Warrants	0
412,500	[1]	Kootenay Gold, Inc., Warrants	1,361
250,000	[1]	Kootenay Gold, Inc., Warrants	25,603
313,333	[1]	Northrock Resources, Inc., Warrants	0
15,625	[1]	Pan American Silver Corp., Warrants	119,231
		TOTAL	392,823
		TOTAL WARRANTS (IDENTIFIED COST $133,162)	397,858
		Purchased Put Option – 0.0%
7,000	[1]	iShares Russell 2000 Index Fund, Strike Price $54, Expiration Date 1/10/2010 (INDENTIFIED COST $959,000)	63,000
		U.S. Treasury – 83.5%;5
		U.S. Treasury Bills – 83.5%
$60,000,000		United States Treasury Bill, 0.000%, 1/7/2010	59,999,898
186,000,000	[6]	United States Treasury Bill, 0.005%, 1/21/2010	185,996,931
23,000,000		United States Treasury Bill, 0.01%, 1/28/2010	22,999,846
439,000,000		United States Treasury Bill, 0.025%, 2/4/2010	438,985,820
366,000,000		United States Treasury Bill, 0.000%, 2/11/2010	365,986,495
108,000,000	[6]	United States Treasury Bill, 0.065%, 2/18/2010	107,997,300
80,000,000		United States Treasury Bill, 0.11%, 4/1/2010	79,988,400
		TOTAL U.S. TREASURY (IDENTIFIED COST $1,261,892,909)	1,261,954,690
		MUTUAL FUND – 8.4%
126,762,730	[4,7]	U.S. Treasury Cash Reserves Fund, Institutional Shares, 0.00% (AT NET ASSET VALUE)	126,762,730
		TOTAL INVESTMENTS — 99.2% (IDENTIFIED COST $1,479,720,792)[8]	1,499,717,758
		OTHER ASSETS AND LIABILITIES - NET — 0.8%[9]	12,513,702
		TOTAL NET ASSETS — 100%	$1,512,231,460

SCHEDULE OF SECURITIES SOLD SHORT — 40.7%

Shares		Value
2,385,000	Amex Financial Select Standard & Poor Depository Receipt	$34,320,150
35,000	Analog Devices, Inc.	1,105,300
45,000	Apollo Group, Inc., Class A	2,726,100
40,000	Avnet, Inc.	1,206,400
185,000	Bard (C.R.), Inc.	14,411,500
30,000	Broadcom Corp.	943,500
885,000	Burger King Holdings, Inc.	16,655,700
425,000	Comcast Corp., Class A	7,165,500
200,000	Consumer Staples Select Sector SPDR Fund	5,294,000
90,000	Corning, Inc.	1,737,900
675,000	D. R. Horton, Inc.	7,337,250
332,500	Darden Restaurants, Inc.	11,660,775
435,000	Dentsply International, Inc.	15,298,950
210,000	DeVRY, Inc.	11,913,300
125,000	Dollar General Corp.	2,803,750
230,000	Ecolab, Inc.	10,253,400
240,000	Energizer Holdings, Inc.	14,707,200
85,000	Expeditors International Washington, Inc.	2,952,050
140,000	Fairchild Semiconductor International, Inc., Class A	1,398,600
60,000	FTI Consulting, Inc.	2,829,600
1,130,000	Hologic, Inc.	16,385,000
262,000	Home Depot, Inc.	7,579,660
375,000	Industrial Select Sect SPDR	10,421,250
50,000	International Rectifier Corp.	1,106,000
560,000	Iron Mountain, Inc.	12,745,600
290,000	Juniper Networks, Inc.	7,734,300
565,000	Lennar Corp., Class A	7,215,050
35,000	Linear Technology Corp.	1,068,900
450,000	Logitech International SA	7,695,000
320,000	Lowe's Cos., Inc.	7,484,800
255,000	Materials Select Sector SPDR Trust	8,415,000
360,000	Mattel, Inc.	7,192,800
210,000	McCormick & Co., Inc.	7,587,300
40,000	Microchip Technology, Inc.	1,162,400
580,000	Nokia Oyj, Class A, ADR	7,453,000
45,000	Novellus Systems, Inc.	1,050,300
75,000	Omnicom Group, Inc.	2,936,250
115,000	ON Semiconductor Corp.	1,013,150
505,000	Patterson Cos., Inc.	14,129,900
490,000	Pitney Bowes, Inc.	11,152,400
745,000	Pulte Homes, Inc.	7,450,000
1,759,300	S&P Depositary Receipts Trust	196,056,392
405,000	SPDR S&P Retail ETF	14,418,000
80,000	St. Jude Medical, Inc.	2,942,400
300,000	Staples, Inc.	7,377,000
160,000	STMicroelectronics N.V., ADR	1,483,200
105,000	Sysco Corp.	2,933,700
720,000	Telefonaktiebolaget LM Ericsson, ADR	6,616,800
55,000	Texas Instruments, Inc.	1,433,300
65,000	Varian Medical Systems, Inc.	3,045,250
285,000	Vulcan Materials Co.	15,010,950

Shares			Value
855,000		Western Union Co.	$16,116,750
530,000	[1]	Whole Foods Market, Inc.	14,548,500
40,000		Xilinx, Inc.	1,002,400
470,000		Yum! Brands, Inc.	16,435,900
		TOTAL SECURITIES SOLD SHORT (PROCEEDS $552,456,865)	$615,119,527

At December 31, 2009, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[1]Russell 2000 Mini Index Short Futures	1,675	$104,503,250	March 2010	$(4,895,688)
1S&P 500 Index Short Futures	1,555	$431,784,625	March 2010	$(5,436,220)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(10,331,908)

At December 31, 2009, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
1/4/2010	28,908 Australian Dollar	$25,884	$82
Contracts Sold:
1/4/2010	1,960 Canadian Dollar	$1,855	$(19)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$63

Net Unrealized Appreciation/Depreciation on Futures Contracts, Foreign Exchange Contracts and Value of Securities Sold Short are included in “Other Assets and Liabilities - Net.”

1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2009, these restricted securities amounted to $6,967,777, which represented 0.5% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2009, these liquid restricted securities amounted to $6,967,777, which represented 0.5% of total net assets.
4	Affiliated companies.
5	Discount rate at time of purchase.
6	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
7	7-Day net yield.
8	At December 31, 2009, the cost of investments for federal tax purposes was $1,479,720,792. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in outstanding foreign exchange contracts, securities sold short and futures contracts was $19,996,966. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $42,176,646 and net unrealized depreciation from investments for those securities having an excess of cost over value of $22,179,680.
9	Assets, other than investment in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities including shares of Exchange Traded Funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$6,425,556	$ —	$ —	$6,425,556
International	101,837,591	2,276,333	—	104,113,924
Warrants	—	397,858	—	397,858
Purchased Put Option	63,000	—	—	63,000
Debt Securities:
U.S. Treasury	—	1,261,954,690	—	1,261,954,690
Mutual Fund	126,762,730	—	—	126,762,730
TOTAL SECURITIES	$235,088,877	$1,264,628,881	$ —	$1,499,717,758
OTHER FINANCIAL INSTRUMENTS*	$(625,451,372)	$ —	$ —	$(625,451,372)
*	Other financial instruments include securities sold short, futures contracts and foreign exchange contracts.

The following acronym is used throughout this portfolio:

ADR — American Depositary Receipt

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By	/S/ RICHARD A. NOVAK
Richard A. Novak
Principal Financial Officer

Date June 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. CHRISTOPHER DONAHUE
J. Christopher Donahue
Principal Executive Officer

Date June 22, 2010

By	/S/ RICHARD A. NOVAK
Richard A. Novak
Principal Financial Officer

Date June 22, 2010

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